UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CRAWFORD FUNDS
ANNUAL REPORT
December 31, 2015
CDGCX CRAWFORD DIVIDEND GROWTH FUND
CLASS C
CDGIX CRAWFORD DIVIDEND GROWTH FUND
CLASS I
CDOCX CRAWFORD DIVIDEND OPPORTUNITY FUND
CLASS C
CDOFX CRAWFORD DIVIDEND OPPORTUNITY FUND
CLASS I
CDYCX CRAWFORD DIVIDEND YIELD FUND
CLASS C
CDYLX CRAWFORD DIVIDEND YIELD FUND
CLASS I
For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. Distributed by Unified Financial Securities, LLC, Member FINRA, 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
Fund Advisor:
Crawford Investment Counsel, Inc.
600 Galleria Parkway, Suite 1650
Atlanta, Georgia 30339
www.CrawfordInvestmentFunds.com

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

It is difficult to make a blanket statement about the stock market in 2015, but The Wall Street Journal pretty much summed it up by saying, “U.S. stocks had their worst year since 2008, closing out a year that tempered investors’ expectations for gains in 2016.” Style patterns were particularly strong. Growth indexes provided small but positive returns while value indexes were uniformly negative. International stocks were particularly poor performers, as were many U.S. multinationals, as currency translations suppressed results. Overall, it was a less than satisfying year for stocks, as far more stocks declined than gained, and the gains were concentrated in a small group of very highly-valued, high-growth companies, many of which pay no dividends. Most damaging to stock returns was the energy sector, reflecting the collapse of the prices of oil and natural gas.

Reflecting the foregoing comments about stocks in general, it is no overstatement to say that 2015 was a challenging year. As Advisor to the Funds, Crawford Investment Counsel, Inc. incorporates certain investment characteristics into the portfolios, including income, growth of income, and quality. This is done with the belief that this is the surest path to long-term investment success. These investment traits have helped preserve capital and enhance the consistency of returns over time, while also providing attractive growth of principal. However, in 2015, these favorable characteristics, among others, were not rewarded by the marketplace.

Regarding style, there is little we can do about temporary investor preferences that tend to come and go. In years like 2015, trying to keep up with a small group of high-growth stocks would force us to abandon our objectives to provide attractive returns with consistently less risk than the market. We believe continuing to focus on the objectives should allow the underlying fundamental strength of the individual holdings to emerge through rising earnings and dividends. While there will be individual years that are the exception, we continue to believe that over time high quality and fundamental strength will result in satisfactory returns, and today the portfolios represent attractive value.

Dividend Growth Fund:

For the fiscal year ended December 31, 2015, the Crawford Dividend Growth Fund’s Class C shares and Class I shares produced total returns of -7.75% and -6.86%, respectively. Both classes of the Dividend Growth Fund underperformed relative to the -3.83% total return of the Russell 1000® Value Index and the 1.38% total return of the S&P 500® Index, the Fund’s benchmarks, for the same period. In particular, the energy sector negatively impacted the Fund’s returns in 2015. The individual stocks owned by the Fund in that sector performed worse than the benchmarks’ stocks in that sector, and while the Fund was in-line with the Russell 1000® Value Index from a weighting standpoint in energy, this led to an overweight versus the S&P 500® Index in the sector. The Fund’s emphasis on integrated companies and midstream energy infrastructure companies turned out to expose the Fund more to the volatility of oil prices than anticipated, which impacted returns.

For the year, the Dividend Growth Fund’s best performing stocks were McDonald’s, Microsoft and Accenture. The worst performers were Williams Companies, Ensco and Wal-Mart Stores.

Dividend Opportunity Fund:

For the fiscal year ended December 31, 2015, the Crawford Dividend Opportunity Fund’s Class I shares produced a total return of -2.30%, which outperformed relative to the -4.41% total return of the Russell 2000® Index, the Fund’s benchmark. The Fund’s Class C shares produced a total return of -7.57% since inception of April 28, 2015. This compares to a total return of -8.89% from the Russell 2000® Index for the same period.

Solid stock selection, specifically within the materials, industrials and information technology sectors, helped drive the Fund’s relative outperformance. The Fund’s high quality orientation was also a tailwind during the period.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

For the year, the Dividend Opportunity Fund’s best performing stocks were Cytec Industries, Simulations Plus and CoreSite Realty. The worst performers were Men’s Warehouse, SM Energy and Bristow Group.

Dividend Yield Fund:

For the fiscal year ended December 31, 2015, the Crawford Dividend Yield Fund’s Class I shares produced a total return of -2.43%, which outperformed relative to the -3.83% total return of the Russell 1000® Value Index, the Fund’s benchmark. The Fund’s Class C shares produced a total return of -6.38% since inception of April 28, 2015. This compares to a total return of -5.07% from the Russell 1000® Value Index for the same period.

Stock selection within both the information technology and consumer staples sectors was a significant contributor to the Fund’s relative outperformance in 2015. Both of these sectors delivered double-digit returns for the Fund, while the benchmark had negative returns from these sectors. All of this was accomplished despite the fact that the stock market was not rewarding higher dividend-paying stocks.

For the year, the Dividend Yield Fund’s best performing stocks were Kraft Heinz Company, McDonald’s and Altria Group. The worst performers were Staples, Kinder Morgan and Williams Companies.

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the periods ended December, 2015)

	Crawford Dividend Growth Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	S&P 500® Index (b)	Russell 1000® Value Index (b)
One Year	-6.86%	-7.75%	-7.75%	1.38%	-3.83%
Five Year	7.28%	6.23%	6.23%	12.57%	11.27%
Ten Year	4.85%	3.85%	3.85%	7.31%	6.16%

	Expense Ratios (c)
	Class I	Class C
	0.84%	1.84%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500® Index or the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 28, 2015. Additional information pertaining to the Fund’s expense ratios as of December 31, 2015 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I,

the S&P 500® Index, and the Russell 1000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 31, 2005 and held through December 31, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Returns*

(for the periods ended December 31, 2015)

	Crawford Dividend Opportunity Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 2000® Index (b)
One Year	-2.30%	N/A	N/A	-4.41%
Since Inception (9/26/12)	12.08%	N/A	N/A	11.23%
Since Inception (4/29/15)	N/A	-7.57%	-8.44%	-8.89%

	Expense Ratios (c)
	Class I	Class C
Gross	1.36%	2.36%
With aplicable waivers	1.05%	2.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 2000® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 28, 2015. Additional information pertaining to the Fund’s expense ratios as of December 31, 2015 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Opportunity Fund - Class I

and the Russell 2000® Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on September 26, 2012 (commencement of operations) and held through December 31, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Returns*

(for the periods ended December 31, 2015)

	Crawford Dividend Yield Fund
	Class I	Class C (a)	Class C (CDSC Adjusted) (a)	Russell 1000® Value Index (b)
1 Year	-2.43%	N/A	N/A	-3.83%
Since Inception (11/14/14)	-1.82%	N/A	N/A	-2.01%
Since Inception (4/29/15)	N/A	-6.38%	-7.30%	-5.07%

	Expense Ratios (c)
	Class I	Class C
Gross	11.63%	12.63%
With applicable waivers	1.02%	2.02%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

*	The total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than 1 year are not annualized.

(a)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(b)

The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s prospectus dated April 28, 2015. Additional information pertaining to the Fund’s expense ratios as of December 31, 2015 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Yield Fund - Class I

and the Russell 1000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on November 14, 2014 (commencement of operations) and held through December 31, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

FUND HOLDINGS – (Unaudited) (continued)

[1]	As a percentage of net assets.
[2]	Common Stock.

The investment objective of the Crawford Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited) (continued)

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2015 to December 31, 2015.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period(1)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$1,000.00	$969.30	$4.91	0.99%
Hypothetical (2)	$1,000.00	$1,020.21	$5.04	0.99%
Crawford Dividend Growth Fund – Class C
Actual	$1,000.00	$964.20	$9.85	1.99%
Hypothetical (2)	$1,000.00	$1,015.17	$10.11	1.99%
Crawford Dividend Opportunity Fund – Class I
Actual	$1,000.00	$935.70	$5.12	1.05%
Hypothetical (2)	$1,000.00	$1,019.91	$5.35	1.05%
Crawford Dividend Opportunity Fund – Class C
Actual	$1,000.00	$931.10	$9.98	2.05%
Hypothetical (2)	$1,000.00	$1,014.87	$10.41	2.05%
Crawford Dividend Yield Fund – Class I
Actual	$1,000.00	$971.00	$4.97	1.00%
Hypothetical (2)	$1,000.00	$1,020.16	$5.09	1.00%
Crawford Dividend Yield Fund – Class C
Actual	$1,000.00	$965.40	$10.50	2.00%
Hypothetical (2)	$1,000.00	$1,014.52	$10.76	2.00%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning July 1, 2015 to December 31, 2015. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Assumes a 5% annual return before expenses.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2015

COMMON STOCKS – 97.77%	Shares	Fair Value
Consumer Discretionary – 17.83%
Gentex Corp.	110,650	$1,771,506
Genuine Parts Co.	21,040	1,807,126
McDonald’s Corp.	13,340	1,575,988
Omnicom Group, Inc.	19,910	1,506,391

		6,661,011

Consumer Staples – 3.94%
Procter & Gamble Co./The	18,550	1,473,055

Energy – 5.33%
Chevron Corp.	7,810	702,588
Exxon Mobil Corp.	6,700	522,265
Helmerich & Payne, Inc.	14,320	766,836

		1,991,689

Financials – 24.06%
ACE Ltd.	8,430	985,045
Aflac, Inc.	18,240	1,092,576
American Express Co.	20,000	1,391,000
BlackRock, Inc.	3,950	1,345,054
M&T Bank Corp.	6,000	727,080
T. Rowe Price Group, Inc.	24,820	1,774,382
Willis Towers Watson PLC	34,380	1,669,837

		8,984,974

Health Care – 16.79%
Johnson & Johnson	15,200	1,561,344
Medtronic PLC	9,000	692,280
Merck & Co., Inc.	32,510	1,717,178
Quest Diagnostics, Inc.	8,710	619,629
Stryker Corp.	18,090	1,681,285

		6,271,716

Industrials – 10.75%
Honeywell International, Inc.	10,000	1,035,700
United Parcel Service, Inc. – Class B	17,530	1,686,912
W.W. Grainger, Inc.	6,370	1,290,498

		4,013,110

Information Technology – 15.50%
Accenture PLC – Class A	11,000	1,149,500
Microsoft Corp.	28,620	1,587,838
Paychex, Inc.	25,250	1,335,472
Texas Instruments, Inc.	31,320	1,716,649

		5,789,459

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

COMMON STOCKS – 97.77% – continued	Shares	Fair Value
Real Estate Investment Trusts – 1.31%
Tanger Factory Outlet Centers, Inc.	15,000	$490,500

Telecommunication Services – 2.26%
AT&T, Inc.	24,480	842,357

TOTAL COMMON STOCKS (Cost $26,525,576)		36,517,871

Money Market Securities – 2.19%
Federated Prime Obligations Fund – Institutional Shares, 0.24% (a)	817,818	817,818

TOTAL MONEY MARKET SECURITIES (Cost $817,818)		817,818

TOTAL INVESTMENTS – 99.96% (Cost $27,343,394)		37,335,689

Other Assets in Excess of Liabilities – 0.04%		16,710

NET ASSETS – 100.00%		$37,352,399

(a)	Rate disclosed is the seven day yield as of December 31, 2015.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2015

COMMON STOCKS – 98.21%	Shares	Fair Value
Consumer Discretionary – 12.27%
Buckle, Inc./The	31,575	$971,879
Choice Hotels International, Inc.	20,600	1,038,446
Cracker Barrel Old Country Store, Inc.	7,805	989,908
Gentex Corp.	108,960	1,744,450
John Wiley & Sons, Inc. – Class A	36,600	1,648,098
MDC Holdings, Inc.	31,900	814,407
Rent-A-Center, Inc.	52,500	785,925
Tupperware Brands Corp.	32,630	1,815,859
Wolverine World Wide, Inc.	67,500	1,127,925

		10,936,897

Consumer Staples – 3.79%
Nu Skin Enterprises, Inc. – Class A	26,800	1,015,452
Orchids Paper Products Co.	42,530	1,315,028
Universal Corp.	18,635	1,045,051

		3,375,531

Energy – 2.77%
Bristow Group, Inc.	32,693	846,749
SM Energy Co.	37,900	745,114
World Fuel Services Corp.	22,828	877,965

		2,469,828

Financials – 17.89%
BancFirst Corp.	26,249	1,538,716
Brown & Brown, Inc.	45,960	1,475,316
Bryn Mawr Bank Corp.	65,588	1,883,687
First of Long Island Corp./The	46,901	1,407,030
Greenhill & Co., Inc.	46,200	1,321,782
Lazard Ltd.	36,123	1,625,896
Manning & Napier, Inc.	108,750	923,288
Merchants Bancshares, Inc.	53,828	1,695,044
South State Corp.	18,290	1,315,965
Sterling Bancorp	104,520	1,695,314
TriCo Bancshares	38,879	1,066,840

		15,948,878

Health Care – 13.19%
Atrion Corp.	5,675	2,163,310
Landauer, Inc.	33,774	1,111,840
Meridian Bioscience, Inc.	76,050	1,560,546
PerkinElmer, Inc.	33,380	1,788,167
Psychemedics Corp.	159,655	1,618,902

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

COMMON STOCKS – 98.21% – continued	Shares	Fair Value
Health Care – 13.19% – continued
Simulations Plus, Inc.	139,234	$1,379,809
US Physical Therapy, Inc.	27,734	1,488,761
Utah Medical Products, Inc.	11,106	650,145

		11,761,480

Industrials – 17.67%
AO Smith Corp.	15,450	1,183,625
Applied Industrial Technologies, Inc.	32,810	1,328,477
CEB, Inc.	28,149	1,728,067
Dun & Bradstreet Corp./The	8,310	863,658
G&K Services, Inc. – Class A	28,900	1,817,810
Hexcel Corp	24,300	1,128,735
Hillenbrand, Inc.	49,940	1,479,722
Landstar System, Inc.	29,266	1,716,451
Valmont Industries, Inc.	11,030	1,169,401
Watsco, Inc.	13,220	1,548,459
Woodward, Inc.	36,030	1,789,250

		15,753,655

Information Technology – 16.46%
Broadridge Financial Solutions, Inc.	33,590	1,804,791
Communications Systems, Inc.	51,797	402,463
Comtech Telecommunications Corp.	14,869	298,718
Intersil Corp. – Class A	129,370	1,650,761
Littelfuse, Inc.	17,190	1,839,502
Mesa Laboratories, Inc.	21,677	2,156,861
MOCON, Inc.	51,749	752,430
MTS Systems Corp.	27,140	1,720,947
National Instruments Corp.	48,920	1,403,515
Plantronics, Inc.	17,835	845,736
Power Integrations, Inc.	17,930	871,936
TESSCO Technologies, Inc.	47,349	921,885

		14,669,545

Materials – 4.50%
Compass Minerals International, Inc.	23,093	1,738,210
HB Fuller Co.	31,820	1,160,475
RPM International, Inc.	25,300	1,114,718

		4,013,403

Real Estate Investment Trusts – 6.55%
Agree Realty Corp.	29,100	989,109
CoreSite Realty Corp.	22,300	1,264,856

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

COMMON STOCKS – 98.21% – continued	Shares	Fair Value
Real Estate Investment Trusts – 6.55%– continued
EPR Properties	31,444	1,837,902
Tanger Factory Outlet Centers, Inc.	53,300	1,742,910

		5,834,777

Utilities – 3.12%
Connecticut Water Service, Inc.	24,421	$928,242
Laclede Group, Inc./The	15,240	905,408
South Jersey Industries, Inc.	40,220	945,974

		2,779,624

TOTAL COMMON STOCKS (Cost $84,757,495)		87,543,618

Money Market Securities – 0.96%
Federated Prime Obligations Fund – Institutional Shares, 0.24% (a)	850,013	850,013

TOTAL MONEY MARKET SECURITIES (Cost $850,013)		850,013

TOTAL INVESTMENTS – 99.17% (Cost $85,607,508)		88,393,631

Other Assets in Excess of Liabilities – 0.83%		744,044

NET ASSETS – 100.00%		$89,137,675

(a)	Rate disclosed is the seven day yield as of December 31, 2015.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS

December 31, 2015

COMMON STOCKS – 96.80%	Shares	Fair Value
Consumer Discretionary – 15.37%
Buckle, Inc./The	3,850	$118,503
Gentex Corp.	7,240	115,912
Mattel, Inc.	4,990	135,578
McDonald’s Corp.	1,020	120,503
Omnicom Group, Inc.	1,540	116,516
Staples, Inc.	14,720	139,398
Tupperware Brands Corp.	2,640	146,916

		893,326

Consumer Staples – 18.79%
Altria Group, Inc.	3,010	175,212
Coca-Cola Co./The	4,040	173,558
General Mills, Inc.	2,200	126,852
Kraft Heinz Co./The	1,600	116,416
Philip Morris International, Inc.	2,330	204,830
Procter & Gamble Co./The	2,250	178,672
Reynolds American, Inc.	2,528	116,667

		1,092,207

Energy – 9.98%
Chevron Corp.	1,960	176,322
ConocoPhillips	2,350	109,722
Exxon Mobil Corp.	2,270	176,946
Total SA ADR	2,610	117,320

		580,310

Financials – 12.74%
BlackRock, Inc.	360	122,587
Greenhill & Co., Inc.	4,440	127,028
Mercury General Corp.	3,740	174,172
New York Community Bancorp, Inc.	8,610	140,515
People’s United Financial, Inc.	10,930	176,520

		740,822

Health Care – 7.09%
GlaxoSmithKline PLC ADR	4,310	173,909
Johnson & Johnson	1,180	121,210
Merck & Co., Inc.	2,220	117,260

		412,379

Industrials – 3.21%
Emerson Electric Co.	1,820	87,051
Norfolk Southern Corp.	1,180	99,816

		186,867

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

COMMON STOCKS – 96.80% – continued	Shares	Fair Value
Information Technology – 9.15%
Intersil Corp. – Class A	8,640	$110,246
Microsoft Corp.	3,300	183,084
Paychex, Inc.	2,330	123,234
Texas Instruments, Inc.	2,100	115,101

		531,665

Real Estate Investment Trusts – 8.89%
Capstead Mortgage Corp.	9,970	87,138
EPR Properties	2,110	123,330
HCP, Inc.	4,970	190,053
Tanger Factory Outlet Centers, Inc.	3,550	116,085

		516,606

Telecommunication Services – 8.03%
AT&T, Inc.	5,100	175,491
BCE, Inc. ADR	3,020	116,632
Verizon Communications, Inc.	3,780	174,712

		466,835

Utilities – 3.55%
Southern Co./The	4,410	206,344

TOTAL COMMON STOCKS (Cost $5,777,366)		5,627,361

Money Market Securities – 5.63%
Federated Prime Obligations Fund – Institutional Shares, 0.24% (a)	327,272	327,272

TOTAL MONEY MARKET SECURITIES (Cost $327,272)		327,272

TOTAL INVESTMENTS – 102.43% (Cost $6,104,638)		5,954,633

Liabilities in Excess of Other Assets – (2.43)%		(141,378)

NET ASSETS – 100.00%		$5,813,255

(a)	Rate disclosed is the seven day yield as of December 31, 2015.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund		Crawford Dividend Yield Fund
Assets
Investments, at cost	$27,343,394	$85,607,508		$6,104,638

Investments, at value	$37,335,689	$88,393,631		$5,954,633
Receivable for fund shares sold	28,846	17,287		5,860
Receivable for investments sold	—	686,013		—
Dividends receivable	60,139	162,970		18,968
Receivable from Advisor	—	—		7,253
Prepaid expenses	11,232	6,077		2,972

Total Assets	37,435,906	89,265,978		5,989,686

Liabilities
Payable for fund shares redeemed	9,294	—		—
Payable for investments purchased	—	15,719		127,319
Payable to Adviser	17,945	53,447		—
12b-1 fees accrued – Class C	5,590	54		1
Payable to administrator, fund accountant, and transfer agent	10,151	14,976		10,753
Payable to custodian	1,280	3,426		712
Payable to trustees	4,689	4,688		4,688
Accrued professional fees	29,632	28,212		30,347
Other accrued expenses	4,926	7,781		2,611

Total Liabilities	83,507	128,303		176,431

Net Assets	$37,352,399	$89,137,675		$5,813,255

Net Assets consist of:
Paid-in capital	$25,782,890	$87,102,527		$6,107,226
Accumulated undistributed net investment income (loss)	24,256	78,380		5,794
Accumulated undistributed net realized gain (loss) from investments	1,552,958	(829,355)		(149,746)
Net unrealized appreciation (depreciation) on investments	9,992,295	2,786,123		(150,019)

Net Assets	$37,352,399	$89,137,675		$5,813,255

Class I:

Net Assets	$30,838,801	$89,074,411		$5,812,235

Shares outstanding (unlimited number of shares authorized, no par value)	3,132,875	2,827,130		246,191

Net asset value (“NAV”) and offering price per share	$9.84	$31.51		$23.61

Class C:

Net Assets	$6,513,598	$63,264		$1,020

Shares outstanding (unlimited number of shares authorized, no par value)	666,415	2,010		43

Net asset value (“NAV”) and offering price per share (a)	$9.77	$31.48	(b)	$23.57 (b)

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2015

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Investment Income
Dividend income	$2,175,538	$2,490,719	$207,565
Foreign dividend taxes withheld	–	–	(1,822)

Total investment income	2,175,538	2,490,719	205,743

Expenses
Investment Advisor fee	377,089	927,812	48,497
12b-1 fees – Class C	76,365	428 (a)	1 (a)
Administration expenses	69,581	84,981	35,892
Fund accounting expenses	39,362	47,103	25,476
Transfer agent expenses	53,857	43,024	40,173
Legal expenses	24,363	26,654	21,739
Registration expenses	32,815	12,615	3,755
Custodian expenses	11,000	20,927	3,115
Audit expenses	22,737	22,737	22,736
Trustee expenses	17,054	17,054	16,955
Insurance expense	9,111	5,209	4,116
Pricing expenses	2,142	4,122	2,784
Report printing expense	14,826	19,495	5,138
Offering expense	–	–	14,651
CCO expense	9,654	9,654	8,821
Overdraft expenses	483	77	–
Miscellaneous expenses	5,840	4,007	3,613

Total expenses	766,279	1,245,899	257,462

Fees waived and reimbursed by Advisor	–	(285,839)	(161,280)
Fees voluntarily reduced by the administrator	–	–	(47,625)

Net investment income	1,409,259	1,530,659	157,186

Net Realized and Unrealized Loss on Investments
Net realized gain (loss) on investment securities transactions	6,146,297	3,319,550	(150,350)
Net realized loss on foreign currency translations	–	–	(24)
Net change in unrealized appreciation (depreciation) of investment securities	(13,909,953)	(7,543,708)	(140,652)

Net realized and unrealized loss on investments	(7,763,656)	(4,224,158)	(291,026)

Net decrease in net assets resulting from operations	$(6,354,397)	$(2,693,499)	$(133,840)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Change in Net Assets due to:
Operations
Net investment income	$1,409,259	$1,826,226
Net realized gain on investment securities transactions	6,146,297	3,149,568
Net change in unrealized appreciation (depreciation) of investment securities	(13,909,953)	3,177,311

Change in net assets resulting from operations	(6,354,397)	8,153,105

Distributions to shareholders
From net investment income
Class I	(1,311,280)	(1,733,545)
Class C	(94,745)	(71,654)
From net realized gains
Class I	(5,395,489)	(2,708,152)
Class C	(972,872)	(236,625)

Total distributions	(7,774,386)	(4,749,976)

Capital Transactions – Class I
Proceeds from shares sold	8,375,464	28,910,634
Reinvestment of distributions	4,243,800	2,414,470
Amount paid for shares redeemed	(66,230,935)	(21,997,549)

Total Class I	(53,611,671)	9,327,555

Capital Transactions – Class C
Proceeds from shares sold	266,046	193,498
Reinvestment of distributions	1,038,069	300,572
Amount paid for shares redeemed	(1,649,300)	(1,144,064)

Total Class C	(345,185)	(649,994)

Change in net assets resulting from capital transactions	(53,956,856)	8,677,561

Total change in net assets	(68,085,639)	12,080,690

Net Assets
Beginning of year	105,438,038	93,357,348

End of year	$37,352,399	$105,438,038

Accumulated undistributed net investment income included in net assets at end of year	$24,256	$21,022

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Share Transactions – Class I
Shares sold	692,937	2,305,001
Shares issued in reinvestment of distributions	418,767	195,924
Shares redeemed	(5,619,981)	(1,726,707)

Total Class I	(4,508,277)	774,218

Share Transactions – Class C
Shares sold	22,065	15,459
Shares issued in reinvestment of distributions	104,868	24,678
Shares redeemed	(141,285)	(90,384)

Total Class C	(14,352)	(50,247)

Change in shares outstanding	(4,522,629)	723,971

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Change in Net Assets due to:
Operations
Net investment income	$1,530,659	$954,286
Net realized gain on investment securities transactions	3,319,550	1,613,802
Net change in unrealized appreciation (depreciation) of investment securities	(7,543,708)	2,187,193

Change in net assets resulting from operations	(2,693,499)	4,755,281

Distributions to shareholders
From net investment income
Class I	(1,227,263)	(692,077)
Class C (a)	(199)	–
From net realized gains
Class I	(5,303,492)	(1,603,038)
Class C (a)	(3,596)	–

Total distributions	(6,534,550)	(2,295,115)

Capital Transactions – Class I
Proceeds from shares sold	17,052,355	19,221,030
Reinvestment of distributions	5,725,405	2,011,844
Amount paid for shares redeemed	(5,969,923)	(1,983,139)

Total Class I	16,807,837	19,249,735

Capital Transactions – Class C (a)
Proceeds from shares sold	67,036	–
Reinvestment of distributions	3,739	–

Total Class C	70,775	–

Change in net assets resulting from capital transactions	16,878,612	19,249,735

Total Change in Net Assets	7,650,563	21,709,901

Net Assets
Beginning of year	81,487,112	59,777,211

End of year	$89,137,675	$81,487,112

Accumulated undistributed net investment income included in net assets at end of year	$78,380	$258,022

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Opportunity Fund
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Share Transactions – Class I
Shares sold	480,000	577,392
Shares issued in reinvestment of distributions	179,248	60,646
Shares redeemed	(184,107)	(59,673)

Total Class I	475,141	578,365

Share Transactions – Class C (a)
Shares sold	1,891
Shares issued in reinvestment of distributions	119	–

Total Class C	2,010	–

Change in shares outstanding	477,151	578,365

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Yield Fund
	For the Year Ended December 31, 2015	For the Period Ended December 31, 2014(a)
Change in Net Assets due to:
Operations
Net investment income	$157,186	$17,111
Net realized gain (loss) on investment securities transactions	(150,374)	10,697
Net change in unrealized appreciation (depreciation) of investment securities	(140,652)	(9,367)

Change in net assets resulting from operations	(133,840)	18,441

Distributions to shareholders
From net investment income
Class I	(162,855)	(15,837)
Class C	(5)	–

Total distributions	(162,860)	(15,837)

Capital Transactions – Class I
Proceeds from shares sold	2,450,066	3,705,804
Reinvestment of distributions	149,162	11,756
Amount paid for shares redeemed	(204,874)	(5,589)

Total Class I	2,394,354	3,711,971

Capital Transactions – Class C (b)
Proceeds from shares sold	1,026	–

Total Class C	1,026	–

Change in net assets resulting from capital transactions	2,395,380	3,711,971

Total Change in Net Assets	2,098,680	3,714,575

Net Assets
Beginning of period	3,714,575	–

End of period	$5,813,255	$3,714,575

Accumulated undistributed net investment income (loss) included in net assets at end of period	$5,794	$1,274

Share Transactions – Class I
Shares sold	100,123	148,388
Shares issued in reinvestment of distributions	6,152	466
Shares redeemed	(8,716)	(222)

Total Class I	97,559	148,632

Share Transactions – Class C (b)
Shares sold	43	–

Total Class C	43	–

Change in shares outstanding	97,602	148,632

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Selected Per Share Data
Net asset value, beginning of year	$12.68	$12.29	$10.59	$10.45	$10.66

Income from investment operations:
Net investment income	0.27	0.23	0.19	0.23	0.18 (a)
Net realized and unrealized gain (loss)	(1.15)	0.74	2.65	0.94	(0.22)

Total from investment operations	(0.88)	0.97	2.84	1.17	(0.04)

Less distributions to shareholders:
From net investment income	(0.26)	(0.22)	(0.21)	(0.22)	(0.17)
From net realized gain	(1.70)	(0.36)	(0.93)	(0.81)	–

Total distributions	(1.96)	(0.58)	(1.14)	(1.03)	(0.17)

Net asset value, end of year	$9.84	$12.68	$12.29	$10.59	$10.45

Total Return (b)	-6.86%	8.11%	27.26%	11.25%	-0.31%
Ratios and Supplemental Data
Net assets, end of year (000)	$30,839	$96,860	$84,418	$61,509	$81,722
Ratio of net expenses to average net assets	0.92%	0.96%	0.98%	0.98%	0.98%
Ratio of gross expenses to average net assets before waiver or recoupment	0.92%	0.84%	0.89%	0.91%	1.07%
Ratio of net investment income to average net assets	1.97%	1.82%	1.65%	1.95%	1.75%
Portfolio turnover rate	24%	25%	34%	42%	31%

(a)	Per share amounts calculated using average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Selected Per Share Data
Net asset value, beginning of year	$12.60	$12.23	$10.54	$10.41	$10.61

Income from investment operations:
Net investment income	0.12	0.10	0.08	0.11	0.08
Net realized and unrealized gain (loss)	(1.10)	0.73	2.63	0.94	(0.21)

Total from investment operations	(0.98)	0.83	2.71	1.05	(0.13)

Less distributions to shareholders:
From net investment income	(0.15)	(0.10)	(0.09)	(0.11)	(0.07)
From net realized gain	(1.70)	(0.36)	(0.93)	(0.81)	–

Total distributions	(1.85)	(0.46)	(1.02)	(0.92)	(0.07)

Net asset value, end of year	$9.77	$12.60	$12.23	$10.54	$10.41

Total Return (a)	-7.75%	6.96%	26.05%	10.09%	-1.20%
Ratios and Supplemental Data
Net assets, end of year (000)	$6,514	$8,578	$8,939	$7,054	$6,093
Ratio of net expenses to average net assets	1.92%	1.96%	1.98%	1.98%	1.98%
Ratio of gross expenses to average net assets before waiver or recoupment	1.92%	1.84%	1.89%	1.91%	2.10%
Ratio of net investment income to average net assets	0.98%	0.81%	0.64%	0.99%	0.74%
Portfolio turnover rate	24%	25%	34%	42%	31%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	Year Ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013	For the period ended December 31, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$34.65	$33.70	$25.39	$25.00

Income from investment operations:
Net investment income	0.54	0.40	0.33	0.20 (b)
Net realized and unrealized gain	(1.33)	1.57	9.12	0.28

Total from investment operations	(0.79)	1.97	9.45	0.48

Less distributions to shareholders:
From net investment income	(0.45)	(0.33)	(0.29)	(0.09)
From net realized gain	(1.90)	(0.69)	(0.85)	–

Total distributions	(2.35)	(1.02)	(1.14)	(0.09)

Net asset value, end of period	$31.51	$34.65	$33.70	$25.39

Total Return (c)	-2.30%	5.99%	37.53%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000)	$89,074	$81,487	$59,577	$8,746
Ratio of net expenses to average net assets	1.03%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver	1.35%	1.36%	1.66%	6.90%
Ratio of net investment income to average net assets	1.65%	1.39%	1.30%	3.04%
Portfolio turnover rate	37%	24%	34%	6%

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2015.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	For the period ended December 31, 2015(a)
Selected Per Share Data
Net asset value, beginning of period	$36.23

Income from investment operations:
Net investment income	0.13
Net realized and unrealized loss	(2.87)

Total from investment operations	(2.74)

Less distributions to shareholders:
From net investment income	(0.11)
From net realized gain	(1.90)

Total distributions	(2.01)

Net asset value, end of period	$31.48

Total Return (b)	-7.57	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$63
Ratio of net expenses to average net assets	2.05	%(d)
Ratio of gross expenses to average net assets before waiver	2.35	%(d)
Ratio of net investment income to average net assets	0.57	%(d)
Portfolio turnover rate	37	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	Year ended December 31, 2015	For the period ended December 31, 2014(a)
Selected Per Share Data
Net asset value, beginning of period	$24.99	$25.00

Income from investment operations:
Net investment income	0.76	0.12
Net realized and unrealized gain (loss)	(1.35)	(0.02	)(b)

Total from investment operations	(0.59)	0.10

Less distributions to shareholders:
From net investment income	(0.79)	(0.11)

Total distributions	(0.79)	(0.11)

Net asset value, end of period	$23.61	$24.99

Total Return (c)	-2.43%	0.38	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$5,812	$3,715
Ratio of net expenses to average net assets	1.00%	1.00	%(e)
Ratio of gross expenses to average net assets before waiver	5.30%	11.61	%(e)
Ratio of net investment income to average net assets	3.24%	3.91	%(e)
Portfolio turnover rate	36%	9	%(d)

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND YIELD FUND – CLASS C

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	For the period ended December 31, 2015(a)
Selected Per Share Data
Net asset value, beginning of period	$25.72

Income from investment operations:
Net investment income	0.46
Net realized and unrealized gain (loss)	(2.10)

Total from investment operations	(1.64)

Less distributions to shareholders:
From net investment income	(0.51)

Total distributions	(0.51)

Net asset value, end of period	$23.57

Total Return (b)	-6.38	%(c)
Ratios and Supplemental Data
Net assets, end of period (000)	$1
Ratio of net expenses to average net assets	2.00	%(d)
Ratio of gross expenses to average net assets before waiver	6.30	%(d)
Ratio of net investment income to average net assets	3.28	%(d)
Portfolio turnover rate	36	%(c)

(a)	For the period April 29, 2015 (commencement of operations) to December 31, 2015.
(b)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2015

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) and Crawford Dividend Yield Fund (“Dividend Yield Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund was organized on December 7, 2003. The Dividend Opportunity Fund was organized on June 21, 2012. The Dividend Yield Fund was organized on May 19, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Board of Trustees (the “Board”). The investment advisor to the Funds is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Dividend Growth Fund is to provide total return. The investment objective of the Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Dividend Yield Fund is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000® Value Index. Total return is comprised of both capital appreciation and income.

The Funds currently offer two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004; and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Dividend Opportunity Fund Class I shares were first offered to the public on September 26, 2012; and Dividend Opportunity Fund Class C shares were first offered to the public on April 29, 2015. Dividend Yield Fund Class I shares were first offered to the public on November 14, 2014; and Dividend Yield Fund Class C shares were first offered to the public on April 29, 2015. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Funds.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net investment income, net realized long-term capital gains and net realized short-term capital gains at least once per year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the year ended December 31, 2015, the Funds made the following reclassifications to increase (decrease) the components of the net assets:

	Paid in Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain
Dividend Growth Fund	$–	$–	$–
Dividend Opportunity Fund	(976)	(482,839)	483,815
Dividend Yield Fund	(125)	10,194	(10,069)

Contingent Deferred Sales Charges – With respect to Funds’ Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investments trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Investment Securities:
Common Stocks*	$36,517,871	$–	$–	$36,517,871
Money Market Securities	817,818	–	–	817,818
Total Investment Securities	37,335,689	–	–	37,335,689
Dividend Opportunity Fund
Investment Securities:
Common Stocks*	87,543,618	–	–	87,543,618
Money Market Securities	850,013	–	–	850,013
Total Investment Securities	88,393,631	–	–	88,393,631
Dividend Yield Fund
Investment Securities:
Common Stocks*	5,627,361	–	–	5,627,361
Money Market Securities	327,272	–	–	327,272
Total Investment Securities	5,954,633	–	–	5,954,633
*Refer	to Schedule of Investments for industry classifications.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the fiscal year ended December 31, 2015, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Management fee rate	0.50%	1.00%	1.00%
Management fees earned	$377,089	$927,812	$48,497
Fees recouped (waived)	$–	$(285,839)	$(161,280)

The Advisor contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs, taxes, 12b-1 fees, acquired fund fees and expenses and extraordinary litigation expenses) do not exceed 1.05% of the Fund’s average daily net assets with respect to the Dividend Opportunity Fund, and 1.00% with respect to the Dividend Yield Fund. Prior to May 1, 2015, the expense cap for the Dividend Opportunity Fund was 1.00%. The contractual arrangement for Dividend Opportunity Fund and Dividend Yield Fund is in place through April 30, 2016.

Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred; provided that such Fund is able to make the repayment without exceeding the applicable expense limitation.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at December 31, 2015, were as follows:

Fund	Amount	Expires December 31,
Dividend Opportunity Fund	$171,254	2016
	205,138	2017
	285,839	2018
Dividend Yield Fund	$37,969	2017
	161,280	2018

Huntington Asset Services, Inc. (“HASI” or the “Administrator”) provided the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. HASI also acted as the Fund’s transfer agent and provided fund accounting services. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets (subject to monthly minimum fees). Huntington National Bank (the “Custodian”) serves as custodian of the Funds’ investments. For the fiscal year

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

ended December 31, 2015, fees for administrative, transfer agent, and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due to the Administrator and the Custodian at December 31, 2015 were as follows:

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Dividend Yield Fund
Administration expenses	$69,581	$84,981	$35,892
Transfer agent expenses	53,857	43,024	40,173
Fund accounting expenses	39,362	47,103	25,476
Custodian expenses	11,000	20,927	3,115
Payable to Administrator	10,151	14,976	10,753
Payable to Custodian	1,280	3,426	712

HASI contractually agreed to waive all administrative, transfer agent, and fund accounting fees for a period of six months from the Fund’s inception for the Dividend Yield Fund. The Dividend Yield Fund fees were subject to a 50% discount for the subsequent six month period. For the fiscal year ended December 31, 2015, this resulted in HASI waiving their fees in the amount of $47,625 for the Dividend Yield Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee who is not an “interested person” of the Trust received annual compensation of $34,200 from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $43,200 from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings. For the fiscal year ended December 31, 2015, actual Trustee compensation was $204,000 in aggregate from the Trust. Each of the Funds pays its allocated portion of the aggregate Trustee compensation.

Unified Financial Securities, Inc. (the “Distributor”) acted as the principal distributor of the Funds. There were no payments made to the Distributor for serving as principal underwriter by the Funds for the fiscal year ended December 31, 2015.

Certain officers of the Trust are members of management and/or employees of Ultimus Asset Services, LLC (“Ultimus”) (formerly Huntington Asset Services, Inc.). Ultimus operates as a wholly-owned subsidiary of Ultimus Fund Solutions, LLC, the parent company of the Unified Financial Securities, LLC (formerly Unified Financial Securities, Inc.). Prior to December 31, 2015, HASI and the Distributor operated as wholly-owned subsidiaries of Huntington Bancshares, Inc., the parent company of the Custodian. A Trustee of the Trust is a member of management of the Custodian. Officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Crawford Dividend Growth Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Funds pay a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Fund’s Class C shares or the provision of

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the fiscal year ended December 31, 2015, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
12b-1 Expenses	$76,365	$428	$1
Payable to Distributor	5,590	54	1

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended December 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Dividend Yield Fund
Purchases	$17,849,462	$45,997,729	$3,987,121
Sales	$78,266,336	$33,640,233	$1,734,143

There were no purchases or sales of long-term U.S. government obligations during the year ended December 31, 2015.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At December 31, 2015, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 34.56%, 67.91% and 86.79% of the Crawford Dividend Growth Fund, Crawford Dividend Opportunity Fund and Crawford Dividend Yield Fund, respectively. As a result, Charles Schwab may be deemed to control the Funds.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 8. FEDERAL TAX INFORMATION

At December 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation) on Investments	Tax Cost
Dividend Growth Fund	$9,991,991	$(67,163)	$9,924,828	$27,410,861
Dividend Opportunity Fund	11,053,541	(8,453,691)	2,599,850	85,793,781
Dividend Yield Fund	210,018	(356,936)	(146,918)	6,101,551

The tax character of distributions paid during the fiscal year ended December 31, 2015, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Dividend Growth Fund – Class I	$1,311,280	$5,395,489	$6,706,769
Dividend Growth Fund – Class C	94,745	972,872	1,067,617
Dividend Opportunity Fund – Class I	3,220,840	3,309,915	6,530,755
Dividend Opportunity Fund – Class C	1,551	2,244	3,795
Dividend Yield Fund – Class I	162,855	–	162,855
Dividend Yield Fund – Class C	5	–	5

The tax character of distributions paid during the fiscal year ended December 31, 2014, was as follows:

Fund	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Dividend Growth Fund – Class I	$1,957,918	$2,483,779	$4,441,697
Dividend Growth Fund – Class C	91,259	217,020	308,279
Dividend Opportunity Fund	1,663,484	631,631	2,295,115
Dividend Yield Fund	15,837	–	15,837

At December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Accumulated undistributed ordinary income	Accumulated undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Total
Dividend Growth Fund	$24,256	$1,620,425	$–	$9,924,828	$11,569,509
Dividend Opportunity Fund	–	–	(564,702)	2,599,850	2,035,148
Dividend Yield Fund	–	–	(147,039)	(146,932)	(293,971)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

CRAWFORD FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2015

NOTE 8. FEDERAL TAX INFORMATION – continued

As of December 31, 2015, the Dividend Yield Fund has available for tax purposes an unused capital loss carryforwards of $112,680 and $34,359 of short-term and long-term capital losses, respectively, with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended December 31, 2015, the Dividend Opportunity Fund deferred post October capital losses in the amount of $564,702.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since December 31, 2015, that would merit recognition or disclosure in the financial statements. Effective December 31, 2015, Huntington Asset Services, Inc. and Unified Financial Securities, Inc. were acquired by Ultimus Fund Solutions, LLC in separate transactions, which included statutory conversions of these entities to Delaware limited liability companies. Huntington Asset Services, LLC (renamed Ultimus Asset Services, LLC) and Unified Financial Securities, LLC are no longer wholly-owned by Huntington Bancshares, Incorporated. There were no items requiring adjustment of the financial statements or additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

of the Crawford Dividend Growth Fund, Crawford Dividend Opportunity Fund,

and the Crawford Dividend Yield Fund of the Unified Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Crawford Dividend Growth Fund, Crawford Dividend Opportunity Fund, and the Crawford Dividend Yield Fund (the “Funds”), each a series of the Unified Series Trust, as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the Crawford Dividend Growth Fund and Crawford Dividend Opportunity Fund for the years ended December 31, 2011 and December 31, 2012, respectively and prior were audited by another registered public accounting firm whose reports dated February 29, 2012 and February 26, 2013, respectively, expressed unqualified opinions on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

February 24, 2016

OTHER FEDERAL TAX INFORMATION – (Unaudited)

The Form 1099-DIV you receive in January 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

For the year ended December 31, 2015, the following Funds paid qualified dividend income:

Qualified Dividend
Fund	Income
Dividend Growth Fund	100.00%
Dividend Opportunity Fund	72.20%
Dividend Yield Fund	93.43%

For the taxable year ended December 31, 2015, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received
Fund	Deduction
Dividend Growth Fund	100.00%
Dividend Opportunity Fund	72.07%
Dividend Yield Fund	93.43%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Long Term
Capital Gains
Fund	Paid Amount
Dividend Growth Fund	$6,368,361
Dividend Opportunity Fund	3,309,841
Dividend Yield Fund	–

TRUSTEES AND OFFICERS – (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust

The following tables provide information regarding the Trustees and Officers.

Independent Trustees
Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 68) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor (November 2008 to present); Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A., a full service trust company (September 1991 to September 2008); Chairman of the Investment Committee for W.H. Donner Foundation and Donner Canadian Foundation (June 2005 to September 2011); Chairman of Investment Committee for the Diana Davis Spencer Foundation (October 2011 to May 2014); Chairman and Founder, Constitution Education Foundation (February 2011 to present).
Stephen A. Little (Age – 69) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor (April 1993 to present).
Daniel J. Condon (Age – 65) Independent Trustee, December 2002 to present	Executive Advisor of Standard Steel, LLC, a manufacturer of forged steel wheels and axles since January 2016; CEO of Standard Steel, LLC (August 2011 to January 2016); Director Steel Wheels Acquisition Corp. and Standard Steel, Inc., both holding companies which, through subsidiaries, produce steel wheels and axles (August 2011 to present); President and CEO of International Crankshaft Inc., an automotive supply manufacturing company (2004 to August 2011); Director International Crankshaft, Inc., (2004 to present); Chairman, SMI Crankshaft LLC, an automotive and truck supplier (July 2010 to August 2011).
Ronald C. Tritschler (Age – 63) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company (2001 to present); Director of First State Financial (1998 to present); Past Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.
Kenneth G.Y. Grant (Age – 66) Independent Trustee, May 2008 to present	Executive Vice President and Chief Officer, Corporate Development for Global Trust Company, a non-depository trust company (2008 to present); Advisors Charitable Gift Fund (May 2005 to present); Northeast Retirement Services, Inc., a provider of retirement and charitable services products, (February 2003 to present); and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans (February 2003 to present); Director, Lift Up Africa (2008 to present); Chair Investment Committee (January 2011 to present) and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) (June 1975 to present).
*	The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

**	The Trust currently consists of 15 series.

Interested Trustees & Officers
Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age – 60)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian (December 2001 to present); Director, Wedgewood Golf & Country Club (October 2008 to present); Director, Greenlawn Cemetery (October 2007 to present); Director, Directions for Youth and Families, a social service agency (August 2006 to present).
David R. Carson (Age – 57) President, January 2016 to present	Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Ultimus Managers Trust (2013 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).
John C. Swhear (Age – 54) Vice President, January 2016 to present	Vice President of Legal Administration and Compliance for Ultimus Asset Services, LLC (January 2016 to present); Chief Compliance Officer of Unified Financial Securities, LLC (January 2016 to present); Chief Compliance Officer and Vice President of Valued Advisers Trust (August 2008 to present); Chief Compliance Officer and AML Officer of Capitol Series Trust (September 2013 to present); President of Unified Series Trust (August 2013 to December 2015); Interim President of Unified Series Trust (March 2012 to August 2013); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Chief Compliance Officer of Unified Financial Securities, Inc. (May 2007 to December 2015); Secretary of Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds (2007 to March 2010).
Zachary P. Richmond (Age – 35) Treasurer and Chief Financial Officer, November 2014 to present	Assistant Vice President, Associate Director of Financial Administration for Ultimus Asset Services, LLC (January 2016 to present); Treasurer and Chief Financial Officer of Capitol Series Trust (August 2014 to present); Treasurer and Chief Financial Officer of Commonwealth International Series Trust (September 2015 to present); Manager, Fund Administration for Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014); Supervisor, Fund Administration for Citi Fund Services Ohio, Inc. from (2007 to 2010).
Lynn E. Wood (Age – 69) Chief Compliance Officer, October 2004 to present	Managing Member, Buttonwood Compliance Partners, LLC (May 2013 to present); Chief Compliance Officer of Unified Series Trust (October 2004 to present).

Interested Trustees & Officers – continued
Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean (Age – 52) Assistant Chief Compliance Officer, January 2016 to present	Vice President, Director of Fund Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Ultimus Managers Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013).
Bo J. Howell (Age – 34) Secretary, January 2016 to present	Vice President, Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Secretary, Ultimus Managers Trust (2015 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).
*	The address for each trustees and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

**	The Trust currently consists of 15 series.

***	Ms. Kelly is deemed an interested trustee because she is an officer of an entity that was under common control with Unified Financial Securities, LLC, the Trust’s distributor.

MANAGEMENT AGREEMENT RENEWAL (Unaudited)

The Crawford Dividend Growth Fund (the “Growth Fund”), the Crawford Dividend Opportunity Fund (the “Opportunity Fund”), and the Crawford Dividend Yield Fund (the “Yield Fund,” and together with the Growth Fund and Opportunity Fund, the “Funds”) are each a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Funds and, as required by law, determines annually whether to approve the continuance of each Fund’s management agreement with its investment adviser, Crawford Investment Counsel, Inc. (“Crawford”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requests and evaluates all information that the Trustees deem reasonably necessary under the circumstances in connection with this annual contract review.

The Committee convened on July 14, 2015, via teleconference to consider the renewal of the respective management agreements between the Trust and Crawford on behalf of each Fund. In advance of the Committee meeting, the Trustees received and reviewed materials compiled by the Trust’s administrator (the “Administrator”). These materials included: (a) a detailed letter to Crawford requesting information that the Board likely would consider in determining whether to renew each Fund’s management agreement, and Crawford’s responses; (b) a description of factors considered by the Board in approving each Fund’s management agreement during the prior year; (c) commentary prepared by Crawford discussing each Fund’s performance for the year ended May 31, 2015, factors affecting this performance, and why the performance of each Fund varied from that of its respective benchmark; (d) a schedule of each Fund’s investments as of March 31, 2015; (e) Crawford’s Form ADV, Part 2A brochure; (f) the Administrator’s memorandum comparing each Fund’s performance returns to the returns of the Fund’s respective benchmark, Morningstar category average, and peer group for relevant periods ended May 31, 2015; comparing each Fund’s advisory fee and total expense ratio to those of its peer group; and providing certain other performance and volatility information for each Fund as reported by Morningstar; (g) a profitability analysis prepared by Crawford with respect to each Fund; (h) a soft dollar report for the Funds prepared by Crawford; (i) Crawford’s balance sheet as of December 31, 2013 and 2014, and income statement for the 2013 and 2014 calendar years; (j) copies of the current management agreement for each Fund and the expense cap limitation agreement for each of the Opportunity Fund and Yield Fund; and (k) a report from the Trust’s Chief Compliance Officer summarizing his review of Crawford’s compliance program. After discussing the materials, the Committee interviewed Crawford’s Director of Equity Investments, who also serves as portfolio manager of each Fund, and Crawford’s Chief Compliance Officer.

At the Board’s August 17, 2015, in-person meeting, the Board considered an updated profitability analysis for the Growth Fund and Opportunity Fund, updated peer-group expense comparisons for each Fund, updated performance information for each Fund as of July 31, 2015, and information about how each Fund’s performance compared to that of the composite of other accounts managed by Crawford using a similar style to that it uses to manage each respective Fund. At this in-person meeting, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Crawford, approved the continuation of each Fund’s management agreement for an additional year. This approval was based on a consideration of all of the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors. Because each Fund’s management agreement is reviewed and considered by the Board on an annual basis, the Trustees’ determinations may be based, in part, on their consideration of the management agreements in previous years.

(a)

The Nature, Extent and Quality of Services. The Trustees reviewed Crawford’s responses regarding the resources provided to the Funds and considered whether these resources are adequate in light of the desired growth in the levels of the Funds’ assets. The Trustees determined that Crawford’s resources appear reasonable, and specifically noted that Crawford continues to provide each Fund with the services and support of various administrative and professional staff, including a research team, equity traders, a portfolio manager, and its Chief Compliance Officer. The Trustees also considered Crawford’s representations regarding the level of assets it manages and its insurance coverage.

(b)	Fund Performance. The Trustees reviewed and discussed each Fund’s performance.

(i)	Growth Fund. The Trustees observed that both Growth Fund share classes had underperformed the Growth Fund’s benchmarks, the Russell 1000 Value and S&P 500 Indices, along with the peer group average and median over the year-to-date and one-, three-, and five-year periods ended May 31, 2015. The Trustees considered Crawford’s representation that the Growth Fund only holds stocks that have paid a dividend for at least ten years, and that much of the Growth Fund’s recent underperformance is attributable to the general underperformance of dividend-paying stocks relative to non-dividend paying stocks. The Trustees also noted Crawford’s explanation that, on a sector-basis, the Growth Fund was hurt by its stock selection in the Health Care sector, where early-stage biotech companies, which typically do not pay a dividend and thus are not eligible to be held by the Growth Fund, led the sector. The Trustees considered Crawford’s representation that, because of the Growth Fund’s strategy of mitigating risk, it would expect the Growth Fund to trail the benchmarks and peer group over periods of rallying equity markets, such as those the market has experienced in recent years.

The Trustees also considered the performance of the Growth Fund versus a composite of other accounts managed by Crawford using its dividend growth strategy. The Trustees noted that, on a net basis, the composite had outperformed. The Trustees recalled Crawford’s explanation that most of the difference in performance is attributable to the Growth Fund’s daily cash flows.

(ii)	Opportunity Fund. The Trustees considered that the Opportunity Fund’s Class I shares had outperformed the peer group average and median, though slightly trailed its benchmark (the Russell 2000 Index), over the year-to-date and one-year periods ended May 31, 2015. The Trustees considered Crawford’s explanation that the Opportunity Fund is primarily invested in value stocks, which underperformed growth stocks during the period, while the benchmark includes both value and growth stocks. The Trustees also considered Crawford’s representation that much of the Opportunity Fund’s recent relative performance was helped by strong stock selection in the Industrials and Energy sectors.

The Trustees also considered the performance of the Opportunity Fund versus a composite of other accounts managed by Crawford using its dividend opportunity strategy. The Trustees observed that, on a net basis, the Opportunity Fund had outperformed the composite.

(iii)	Yield Fund. The Trustees observed that the Yield Fund had recently begun operations in November 2014. The Trustees considered that, year-to-date through May 31, 2015, the Yield Fund had outperformed its peer group average and median and the performance of the Yield Fund’s benchmark, the Russell 1000 Value Index, but had underperformed the S&P 500 Index. The Trustees considered Crawford’s explanation that the largest positive contributor to the Yield Fund’s relative performance was strong stock selection in the Consumer Staples sector, while stock selection in the Health Care sector was the largest detractor from relative performance.

(c)	Fee Rate and Profitability.

(i)

Growth Fund. The Trustees considered peer group expense comparison information for the Growth Fund, and considered that the Growth Fund’s advisory fee, both gross and net (i.e., after any fee waivers/recoupment), is lower than the peer group average and median fee. The Trustees also considered a profitability analysis prepared by Crawford with respect to its relationship with the Growth Fund, which showed that, whether or not marketing expenses are taken into consideration, Crawford is earning a profit as a result of managing the Growth Fund. The Trustees determined that the profit is not excessive, in part based their consideration of comparative profitability information from a Management Practice Inc. survey on the profitability of publicly owned investment management companies. The Trustees concluded that the current advisory fee for the Growth Fund represents reasonable compensation in light of the nature and quality of services being provided to the Growth Fund, the fees paid by competitive mutual funds, and the costs incurred by Crawford in providing services to the Growth Fund.

(ii)	Opportunity Fund. The Trustees reviewed the updated peer group expense comparison information for the Opportunity Fund, and considered that the Opportunity Fund’s gross advisory fee is higher than the peer group average and median while its net advisory fee (i.e., after any fee waivers) is lower than the peer group average and median. The Trustees noted that, effective through April 30, 2016, Crawford has agreed to waive its management fee and/or reimburse expenses of the Opportunity Fund to the extent that the Opportunity Fund’s total annual operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses) would exceed 1.05%. The Trustees also considered a profitability analysis prepared by Crawford with respect to its relationship with the Opportunity Fund, which showed that, whether or not marketing expenses are taken into consideration, Crawford is earning a profit as a result of managing the Opportunity Fund. The Trustees determined that the profit is not excessive, in part based their consideration of comparative profitability information from a Management Practice Inc. survey on the profitability of publicly owned investment management companies. The Trustees concluded that the current advisory fee for the Opportunity Fund represents reasonable compensation in light of the nature and quality of services being provided to the Opportunity Fund, the fees paid by competitive mutual funds, and the costs incurred by Crawford in providing services to the Opportunity Fund.

(iii)	Yield Fund. The Trustees reviewed peer group expense comparison information for the Yield Fund, and considered that the Yield Fund’s gross advisory fee was higher than the peer group average and median, though its net advisory fee (i.e., after any fee waivers/expense reimbursements) was significantly lower than the peer group average and median. The Trustees noted that, effective through April 30, 2016, Crawford has agreed to waive its management fee and/or reimburse expenses of the Yield Fund to the extent that the Yield Fund’s total annual operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses) would exceed 1.00%. The Trustees also considered a profitability analysis prepared by Crawford with respect to its relationship with the Yield Fund, which showed that, regardless of whether marketing expenses are taken into consideration, Crawford is not earning a profit as a result of managing the Yield Fund. The Trustees concluded that the current advisory fee for the Yield Fund represents reasonable compensation in light of the nature and quality of services being provided to the Yield Fund, the fees paid by competitive mutual funds, and the costs incurred by Crawford in providing services to the Yield Fund.

(iv)	Crawford Funds. The Trustees considered Crawford’s representation that it typically charges separately managed equity accounts a management fee that varies from 0.5% to 1.0%, depending on the size of the account. The Trustees compared these fees to the advisory fee for each Fund. The Trustees also considered the increased time and effort required of Crawford to provide services to the Funds compared to the lower reporting and other obligations incurred by Crawford with respect to separate accounts.

The Trustees considered other potential benefits that Crawford may receive in connection with its management of the Funds. These benefits include third-party research obtained using soft dollars generated by certain Fund transactions, which may be used to benefit the Funds along with other Crawford advisory clients. The Trustees noted that Crawford directs the Funds’ brokerage transactions to brokers who provide access to such research services. The Trustees considered that they review broker commission reports quarterly, and determined to continue to monitor the Funds’ brokerage transactions.

(d)	Economies of Scale. In determining the reasonableness of the advisory fees and profitability of Crawford, the Trustees also considered whether economies of scale will be realized by Crawford with respect to each Fund as the Funds grow larger, and the extent to which this is reflected in each Fund’s advisory fee. The Trustees determined that, in light of the size of each Fund, the profitability (or lack of profitability) of Crawford with respect to each Fund, and the advisory fee for each Fund, it does not appear that Crawford is realizing benefits from economies of scale in managing any of the Funds to such an extent that the advisory fee for any Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial

Officer

Bo Howell, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, LLC

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

1100 Huntington Center

41 S. South Street

Columbus, OH 43215

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Crawford Funds:	FY 2015	$55,850
	FY 2014	$54,225

(b)	Audit-Related Fees

Registrant
Crawford Funds:	FY 2015	$0
	FY 2014	$0

(c)	Tax Fees

Registrant

Crawford Funds:	FY 2015	$12,360
	FY 2014	$12,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Registrant
Crawford Funds:	FY 2015	$0
	FY 2014	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2015	$0	$0
FY 2014	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code is filed herewith

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/24/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/24/16